Share capital (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Share Capital

	2018	2017
	RMB million	RMB million
Registered, issued and paid up capital:

Trade-restricted:
489,202,658 domestic state-owned shares of RMB1.00 each (Note (ii))	489	—
1,088,870,431 A shares of RMB1.00 each (Note (ii))	1,089	—
600,925,925 H shares of RMB1.00 each (Note (ii))	601	—

	2,179	—
Tradable:
4,039,228,665 domestic state-owned shares of RMB1.00 each (2017: 4,039,228,665 shares of RMB1.00 each)	4,039	4,039
2,983,421,335 A shares of RMB1.00 each (2017: 2,983,421,335 shares of RMB1.00 each)	2,984	2,984
3,065,523,272 H shares of RMB1.00 each (2017: 3,065,523,272 shares of RMB1.00 each)	3,065	3,065

	10,088	10,088
	12,267	10,088

Notes:

(i)	All the domestic state-owned, H and A shares rank pari passu in all material respects.
(ii)

In September 2018, the Company issued 1,578,073,089 A shares (“new A shares”) to CSAH and other six entities at the price of RMB6.02 per share, and issued 600,925,925 H shares (“new H shares”) to a fellow subsidiary of CSAH at the price of HKD6.034 per share. The total cash consideration for the above share issuances amounted to RMB12,664 million, of which RMB15 million was issuance costs, RMB 2,179 million was credited to share capital and RMB10,470 million was credited to share premium (see Notes 49 and 59). The new A shares issued to CSAH are restricted for trading within 36 months upon completion of the issuance, whereas other new A shares issued to other parties are restricted for trading within 12 months upon completion of the issuances. Further, in accordance with the H shares subscription agreement entered into between the Company and the fellow subsidiary of CSAH, the fellow subsidiary of CSAH committed not to trade or transfer any of the new H shares within 36 months upon completion of the issuance.